Financial income - Additional information (Details) - Consolidated entity - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income expense [Line items]
Exchange differences	€ 3,648,000	€ 59,000	€ 63,000
Financial instruments at fair value adjustments	€ 316,000